UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-5522
RIVERSOURCE SECTOR SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 6/30
Date of reporting period: 9/30

Portfolio of Investments
RiverSource Dividend Opportunity Fund
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (95.6%)

Issuer	Shares		Value(a)
Aerospace & Defense (0.9%)
Honeywell Intl	290,699		$10,799,468

Beverages (1.4%)
Coca-Cola	142,689	(e)	7,662,399
Diageo ADR	145,964	(c)	8,975,327

Total			16,637,726

Capital Markets (0.1%)
Artio Global Investors	63,790	(b,e)	1,668,109

Chemicals (4.8%)
Air Products & Chemicals	107,041		8,304,241
Dow Chemical	492,147		12,830,272
Eastman Chemical	151,001	(e)	8,084,594
EI du Pont de Nemours & Co	763,945	(e)	24,553,192
Olin	233,194	(e)	4,066,903

Total			57,839,202

Commercial Banks (3.1%)
HSBC Holdings	860,586	(c)	9,846,459
Natl Australia Bank	597,044	(c)	16,198,177
Regions Financial	217,650	(e)	1,351,607
US Bancorp	439,396	(e)	9,605,197

Total			37,001,440

Commercial Services & Supplies (2.0%)
Deluxe	333,722	(e)	5,706,646
Pitney Bowes	287,492	(e)	7,144,177
RR Donnelley & Sons	321,957		6,844,806
Waste Management	135,115	(e)	4,029,129

Total			23,724,758

Computers & Peripherals (0.8%)
Seagate Technology	601,515	(c)	9,149,043

Containers & Packaging (1.0%)
Packaging Corp of America	614,363		12,533,005

Distributors (0.5%)
Genuine Parts	167,740		6,384,184

Diversified Financial Services (3.9%)
Bank of America	1,587,548		26,861,313
JPMorgan Chase & Co	448,059		19,633,945

Total			46,495,258

Diversified Telecommunication Services (12.7%)
AT&T	1,438,511		38,854,181
BT Group	3,330,789	(c)	6,919,317

Issuer	Shares		Value(a)
CenturyTel	538,238		18,084,797
Deutsche Telekom ADR	440,244	(c)	6,013,733
FairPoint Communications	458,674	(e)	188,056
Frontier Communications	1,083,296	(e)	8,168,052
Qwest Communications Intl	3,637,666	(e)	13,859,507
Telefonos de Mexico ADR Series L	415,183	(c,e)	7,240,792
Telmex Internacional ADR	415,183	(c,e)	5,791,803
Telstra	2,515,371	(c)	7,254,764
Verizon Communications	1,107,006		33,509,072
Windstream	624,792	(e)	6,329,143

Total			152,213,217

Electric Utilities (3.6%)
American Electric Power	181,718		5,631,441
Duke Energy	670,372	(e)	10,551,654
Pepco Holdings	327,203	(e)	4,868,781
Pinnacle West Capital	204,086		6,698,103
Progress Energy	163,235	(e)	6,375,959
Southern	195,692		6,197,566
UIL Holdings	96,625	(e)	2,549,934

Total			42,873,438

Electrical Equipment (0.9%)
Hubbell Cl B	247,601		10,399,242

Energy Equipment & Services (2.6%)
Halliburton	392,389		10,641,590
Schlumberger	120,112		7,158,675
Transocean	154,438	(b,c)	13,209,082

Total			31,009,347

Food Products (1.8%)
B&G Foods Cl A	967,741	(e)	7,925,799
ConAgra Foods	385,931		8,366,984
Kraft Foods Cl A	136,804		3,593,841
Sara Lee	205,355		2,287,655

Total			22,174,279

Gas Utilities (1.0%)
Nicor	325,352	(e)	11,904,630

Household Durables (1.8%)
Newell Rubbermaid	221,517	(e)	3,475,602
Tupperware Brands	451,618	(e)	18,028,590

Total			21,504,192

Industrial Conglomerates (0.4%)
Tomkins	1,415,646	(c)	4,266,474

Insurance (3.4%)
Allstate	256,002		7,838,781
Lincoln Natl	95,211		2,466,917
Marsh & McLennan Companies	126,408		3,126,070
Montpelier Re Holdings	549,629	(c,e)	8,969,945
Unitrin	85,684		1,669,981
XL Capital Cl A	975,381	(c)	17,030,153

Total			41,101,847

Issuer	Shares		Value(a)
Machinery (2.1%)
Caterpillar	338,465	(e)	17,373,408
Harsco	221,655		7,848,804

Total			25,222,212

Marine (—%)
Aries Maritime Transport	415,529	(b,c)	303,336

Media (2.4%)
Cinemark Holdings	182,103		1,886,587
GateHouse Media	328,856	(b)	59,030
Natl CineMedia	705,347	(e)	11,969,739
Regal Entertainment Group Cl A	1,161,855		14,314,053

Total			28,229,409

Metals & Mining (2.3%)
Compass Minerals Intl	218,183	(e)	13,444,437
Rio Tinto ADR	25,642	(c)	4,366,576
Southern Copper	205,290	(e)	6,300,350
United States Steel	81,405	(e)	3,611,940

Total			27,723,303

Multiline Retail (0.8%)
Macy’s	528,161		9,660,065

Multi-Utilities (4.2%)
Ameren	90,262		2,281,823
CH Energy Group	74,252	(e)	3,290,106
Consolidated Edison	247,639	(e)	10,138,341
Dominion Resources	214,987		7,417,052
DTE Energy	170,762	(e)	6,000,577
Natl Grid	1,128,249	(c)	10,889,668
NiSource	269,730		3,746,550
NSTAR	53,749	(e)	1,710,293
Public Service Enterprise Group	155,273		4,881,783

Total			50,356,193

Oil, Gas & Consumable Fuels (13.3%)
BP ADR	848,168	(c,e)	45,147,982
Chevron	636,674		44,840,949
Enbridge	671,155	(c,e)	26,040,814
Enbridge Energy Management LLC	1	(b)	26
Eni	414,090	(c,e)	10,347,994
General Maritime	122,163	(e)	945,542
Kinder Morgan Management LLC	—	(b,i)	1
Royal Dutch Shell ADR	279,553	(c,e)	15,987,636
Ship Finance Intl	163,605	(c,e)	2,010,705
Spectra Energy	350,257		6,633,868
TransCanada	251,996	(c,e)	7,816,916

Total			159,772,433

Paper & Forest Products (1.2%)
MeadWestvaco	326,938	(e)	7,293,987
Weyerhaeuser	190,332		6,975,668

Total			14,269,655

Pharmaceuticals (10.2%)
Biovail	602,113	(c)	9,290,604
Bristol-Myers Squibb	1,504,178	(e)	33,874,088
Johnson & Johnson	245,055		14,921,399
Merck & Co	739,541	(e)	23,391,682
Pfizer	2,117,791	(e)	35,049,440
Wyeth	102,961		5,001,845

Total			121,529,058

Issuer	Shares		Value(a)
Real Estate Investment Trusts (REITs) (1.4%)
LaSalle Hotel Properties	571,444	(e)	11,234,589
ProLogis	301,411	(e)	3,592,819
Ventas	35,633	(e)	1,371,871

Total			16,199,279

Semiconductors & Semiconductor Equipment (4.0%)
Intel	636,890		12,463,937
Microchip Technology	710,006	(e)	18,815,159
Taiwan Semiconductor Mfg ADR	1,501,929	(c)	16,461,142

Total			47,740,238

Thrifts & Mortgage Finance (0.3%)
Capitol Federal Financial	95,483	(e)	3,143,300

Tobacco (5.6%)
Lorillard	583,398		43,346,471
Philip Morris Intl	496,550		24,201,847

Total			67,548,318

Trading Companies & Distributors (0.6%)
Babcock & Brown Air ADR	690,382	(c)	6,627,667

Wireless Telecommunication Services (0.5%)
Vodafone Group ADR	254,473	(c,e)	5,725,643

Total Common Stocks (Cost: $1,246,420,407)			$1,143,728,968
Preferred Stocks (2.7%)

Issuer	Shares		Value(a)
Automotive (1.7%)
Johnson Controls 11.50% Cv	158,287	(e)	$20,893,884

Pharmaceuticals (0.4%)
Schering-Plough 6.00% Cv	20,181		4,893,893

Property & Casualty (0.6%)
XL Capital 10.75% Cv	250,000	(c)	6,912,500

Total Preferred Stocks (Cost: $19,209,600)			$32,700,277

Equity-Linked Notes (1.1%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Goldman Sachs Group Sr Unsecured Cv 02-15-10	20.00%	$21,330,000	(d,f,g,h)	$13,715,288

Total Equity-Linked Notes (Cost: $12,001,751)				$13,715,288

Money Market Fund (0.4%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	5,310,655	(j)	$5,310,655

Total Money Market Fund (Cost: $5,310,655)			$5,310,655

Investments of Cash Collateral Received for Securities on Loan (25.2%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund (6.3%)
JPMorgan Prime Money Market Fund	75,660,611	$75,660,611

	Coupon	Principal
Issuer	rate	amount	Value(a)
Asset-Backed Commercial Paper (4.2%)
Arabella Finance LLC 10-08-09	0.63%	$3,499,149	$3,499,149
Belmont Funding LLC 10-06-09	0.52	9,998,989	9,998,989
Cancara Asset Securitisation LLC 11-16-09	0.30	9,994,750	9,994,750
Ebbets Funding LLC 10-06-09	0.47	9,999,086	9,999,086
Grampian Funding LLC 10-21-09	0.37	3,998,767	3,998,767
Rheingold Securitization 12-16-09	0.38	4,995,936	4,995,936
Tasman Funding 10-23-09	0.30	2,999,250	2,999,250
Versailles Commercial Paper LLC 10-13-09	0.55	4,997,479	4,997,479

Total			50,483,406

Certificates of Deposit (10.6%)
Banco Espirito Santo e Comm London 10-06-09	0.30	10,000,000	10,000,000
Banco Popular Espanol 10-05-09	0.30	2,999,225	2,999,225
Banco Santander Madrid 10-13-09	0.45	6,000,000	6,000,000
Banco Santander NY 11-09-09	0.41	3,000,000	3,000,000
Bank of Austria 10-14-09	0.34	4,998,584	4,998,584
Bayrische Hypo-Und Vereinsbank 10-29-09	0.39	3,000,000	3,000,000
Caisse de Depots et Consignment Paris 10-19-09	0.43	4,994,392	4,994,392
Caixa Geral Dep London 10-26-09	0.57	3,000,000	3,000,000
Calyon London 11-19-09	0.35	4,995,532	4,995,532
Credit Indusrial et Comm London 10-13-09	0.52	3,994,692	3,994,692
11-18-09	0.37	4,000,000	4,000,000
Danske Bank Copenhagen 11-24-09	0.32	5,000,000	5,000,000
Dexia Credit Local du France 10-09-09	0.43	9,998,347	9,998,347

	Coupon	Principal
Issuer	rate	amount	Value(a)
ING Bank London 10-13-09	0.50	4,000,000	4,000,000
Mizuho London 10-29-09	0.49	2,000,000	2,000,000
Monte de Paschi 10-14-09	0.40	8,000,133	8,000,133
Nederlandse Waterschapsbank 10-20-09	0.40	4,994,894	4,994,894
Norinchukin Bank NY 11-20-09	0.41	10,000,000	10,000,000
Raiffeisen Zentralbank Oest Vienna 10-05-09	0.29	10,000,000	10,000,000
San Paolo Imi Ireland 10-07-09	0.40	3,996,004	3,996,004
Sumitomo Mitsui Banking Corp Brussels 11-19-09	0.44	10,000,000	10,000,001
Ulster Bank Ireland, Dublin 10-15-09	0.47	8,000,000	8,000,000

Total			126,971,804

Commercial Paper (2.8%)
BTM Capital 10-08-09	0.45	9,996,500	9,996,500
Citigroup Funding 10-05-09	0.40	6,998,678	6,998,678
KBC Financial Products 11-02-09	0.48	11,994,458	11,994,458
Natixis Commercial Paper 10-08-09	0.29	3,999,033	3,999,033

Total			32,988,669

Repurchase Agreements (1.3%)
Morgan Stanley 10-01-09	0.23	5,000,000	5,000,000
RBS Securities 10-01-09	0.50	10,000,000	10,000,000

Total			15,000,000

Total Investments of Cash Collateral Received for Securities on Loan (Cost:$301,104,490)			$301,104,490

Total Investments in Securities (Cost:$1,584,046,903)(k)			$1,496,559,678

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated June 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Sept. 30, 2009, the value of foreign securities represented 24.1% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2009, the value of these securities amounted to $13,715,288 or 1.1% of net assets.

(e)	At Sept. 30, 2009, security was partially or fully on loan.

(f)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Sept. 30, 2009 was $13,715,288, representing 1.1% of net assets. Information concerning such security holdings at Sept. 30, 2009 is as follows:

	Acquisition
Security	dates	Cost

Goldman Sachs Group
20.00% Sr Unsecured Cv 2010	06-04-09	$12,001,751

(g)	Equity-Linked Notes (ELNs) are notes created by a counterparty, typically an investment bank that may bear interest at a fixed or floating rate. At maturity, the notes must be exchanged for an amount based on the value of one or more equity securities of third party issuers or the value of an index. The exchanged value may be limited to an amount less than the actual value of the underlying stocks or value of an index at the maturity date. Any difference between the exchange amount and the original cost of the notes will be a gain or loss.

(h)	This privately issued security is an aggregate mandatory exchangeable note whose investment results are designed to correspond generally to the performance of a specific basket of common stocks. Upon maturity, the security will be exchanged for either cash or at the option of the issuer, the issuer may deliver shares of the referenced securities.

(i)	Represents fractional shares.

(j)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(k)	At Sept. 30, 2009, the cost of securities for federal income tax purposes was approximately $1,584,047,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$112,415,000
Unrealized depreciation	(199,902,000)

Net unrealized depreciation	$(87,487,000)

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Fair Value Measurements
Generally accepted accounting priciples (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hiearchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated June 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$1,143,728,968	$—	$—	$1,143,728,968
Preferred Stocks
Automotive	20,893,884	—	—	20,893,884
Pharmaceutials	—	4,893,893	—	4,893,893
Property & Casualty	—	6,912,500	—	6,912,500

Total Equity Securities	1,164,622,852	11,806,393	—	1,176,429,245

Other
Equity-Linked Notes	—	13,715,288	—	13,715,288
Affiliated Money Market Fund (b)	5,310,655	—	—	5,310,655
Investments of Cash Collateral Received for Securities on Loan (c)	75,660,611	225,443,879	—	301,104,490

Total Other	80,971,266	239,159,167	—	320,130,433

Total	$1,245,594,118	$250,965,560	$—	$1,496,559,678

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Portfolio of Investments
RiverSource Real Estate Fund
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (97.8%)

Issuer	Shares		Value(a)
Hotels, Restaurants & Leisure (0.9%)
Starwood Hotels & Resorts Worldwide	43,624		$1,440,901

Real Estate Investment Trusts (REITs) (96.0%)
Acadia Realty Trust	109,203	(d)	1,645,689
Alexandria Real Estate Equities	59,331	(d)	3,224,640
AMB Property	167,742	(d)	3,849,679
AvalonBay Communities	78,206	(d)	5,687,922
Boston Properties	118,088	(d)	7,740,668
Brookfield Properties	309,984	(d)	3,490,420
Camden Property Trust	91,029	(d)	3,668,469
Corporate Office Properties Trust	93,274	(d)	3,439,945
DiamondRock Hospitality	75,338	(b,d)	610,238
Digital Realty Trust	95,522	(d)	4,366,311
Douglas Emmett	77,017	(d)	945,769
EastGroup Properties	26,413	(d)	1,009,505
Equity Lifestyle Properties	65,470	(d)	2,801,461
Equity Residential	236,107	(d)	7,248,485
Essex Property Trust	38,165	(d)	3,037,171
Federal Realty Investment Trust	82,956	(d)	5,091,010
Franklin Street Properties	60,000		786,000
HCP	244,181	(d)	7,017,762
Highwoods Properties	116,865	(d)	3,675,404
Home Properties	56,555	(d)	2,436,955
Host Hotels & Resorts	573,867		6,754,415
Kimco Realty	229,434	(d)	2,991,819
LaSalle Hotel Properties	192,204	(d)	3,778,731
Liberty Property Trust	127,208	(d)	4,138,076
Macerich	34,020	(d)	1,031,827
Mack-Cali Realty	51,953	(d)	1,679,640
Mid-America Apartment Communities	26,847	(d)	1,211,605
ProLogis	364,180	(d)	4,341,026
Public Storage	127,235		9,573,160
Ramco-Gershenson Properties Trust	65,000	(d)	579,800
Regency Centers	91,156	(d)	3,377,330
Senior Housing Properties Trust	163,465		3,123,816
Simon Property Group	241,092	(d)	16,739,017
SL Green Realty	13,643	(d)	598,246
Taubman Centers	77,725	(d)	2,804,318
Ventas	151,263	(d)	5,823,626
Vornado Realty Trust	133,645	(d)	8,608,081
Washington Real Estate Investment Trust	33,418	(d)	962,438

Total			149,890,474

Real Estate Management & Development (0.9%)
CB Richard Ellis Group Cl A	61,158	(b,d)	717,995
Forest City Enterprises Cl A	50,039	(d)	669,021

Total			1,387,016

Total Common Stocks (Cost: $161,178,532)			$152,718,391

Money Market Fund (1.9%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	2,952,039	(c)	$2,952,039

Total Money Market Fund (Cost: $2,952,039)			$2,952,039

Investments of Cash Collateral Received for Securities on Loan (28.9%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	45,177,021	$45,177,021

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $45,177,021)		$45,177,021

Total Investments in Securities (Cost: $209,307,592)(e)		$200,847,451

Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated June 30, 2009.

(b)	Non-income producing.

(c)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(d)	At Sept. 30, 2009, security was partially or fully on loan.

(e)	At Sept. 30, 2009, the cost of securities for federal income tax purposes was approximately $209,308,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$12,690,000
Unrealized depreciation	(21,151,000)

Net unrealized depreciation	$(8,461,000)

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated June 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$152,718,391	$—	$—	$152,718,391

Total Equity Securities	152,718,391	—	—	152,718,391

Other
Affiliated Money Market Fund (b)	2,952,039	—	—	2,952,039
Investments of Cash Collateral Received for Securities on Loan	45,177,021	—	—	45,177,021

Total Other	48,129,060	—	—	48,129,060

Total	$200,847,451	$—	$—	$200,847,451

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

Item 2. Control and Procedures
Item 3. Exhibits
SIGNATURES
EX-99.CERT

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Sector Series, Inc.

By	/s/ Patrick T. Bannigan

Patrick T. Bannigan
President and Principal Executive Officer

Date	November 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan

Patrick T. Bannigan
President and Principal Executive Officer

Date	November 25, 2009

By	/s/ Jeffrey P. Fox

Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	November 25, 2009